Long-term Debt and Credit Facilities - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Jul. 31, 2013	Jul. 31, 2013
Debt Instrument [Line Items]
Recognized Discount as a reduction of Term Loan	$ 4,440,000	$ 6,015,000
Outstanding letter of credit	1,000,000	8,000,000
Deferred Financing Costs [Member]
Debt Instrument [Line Items]
Amortization of deferred financing fees	1,023,000	3,471,000	2,155,000
Term Loan [Member]
Debt Instrument [Line Items]
Asset based loan period				54 months
Asset based loan Amount				125,000,000	125,000,000
Mandatory Annual repayment Rate	7.50%
Annual repayment period	2 years 6 months
Quarterly repayment rate	10.00%
Quarterly repayment period	Two years
Repayments of debt	0
Recognized Discount as a reduction of Term Loan				7,050,000	7,050,000
Imputed interest rate on term loan	12.40%
Term Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Interest Rate on Borrowings	9.25%
Libor Floor rate	1.25%
Reference rate	LIBOR
Term Loan [Member] | Deferred Financing Costs [Member]
Debt Instrument [Line Items]
Fee incurred on closing of credit facility				4,541,000	4,541,000
Term Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of excess annual cash flow sweep	0.00%
Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of excess annual cash flow sweep	50.00%
Asset Based Loan [Member]
Debt Instrument [Line Items]
Asset based loan period				4 years
Asset based loan Amount				50,000,000	50,000,000
Asset Based Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Interest Rate on Borrowings	2.50%
Reference rate	LIBOR
Previous First Lien Facility [Member] | Deferred Financing Costs [Member]
Debt Instrument [Line Items]
Amortization of deferred financing fees					$ 2,023,000